Stockholders' equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' equity
Schedule of outstanding warrants

	Shares of Common Stock Issuable
	for Outstanding Warrants
	As of		Exercise	Expiration
Warrant Issuance	September 30, 2025	December 31, 2024	Price	Date
July 2018(1)	—	—	$493,020.00	July 2028
April 2020(1)	—	13	$33,000.00	April 2025
January 2021(1)	942	942	$15,919.20	July 2026
October 2021(1)	—	1,395	$9,900.00	April 2025
November 2022 Series B(2)	16,176	16,176	$0.00	December 2027
June 2024 Placement Agent(3)	11,564	11,564	$54.0375	July 2026
June 2024 Pre-Funded(4)	—	130,000	$0.011	No expiration date
June 2024 Series A(5)	—	462,640	$43.23	June 2025
June 2024 Series B(6)	693,962	693,962	$43.23	September 2029 (latest date)
Total	722,644	1,316,692
(1)	The number of outstanding and exercisable warrants is equal to the number of shares of common stock issuable for outstanding warrants. The 13 warrants issued in April 2020 and the 1,395 warrants issued in October 2021 expired unexercised in April 2025.
(2)	These warrants have a cashless exercise provision whereby one warrant can be exercised for one share of common stock for no additional consideration, which renders the warrant exercise price to be zero.
(3)	These warrants are exercisable at any time from September 18, 2024 (“Stockholder Approval Date”) and expire in July 2026.
(4)	These warrants are exercisable immediately upon their issuance in June 2024 and are considered to be perpetual warrants without any expiration date. In the second quarter of 2025, 130,000 pre-funded warrants were exercised for an equivalent number of shares of our common stock.
(5)	These warrants were exercisable at any time from the Stockholder Approval Date and expire in June 2025. The 462,640 Series A warrants issued in June 2024 expired unexercised in June 2025.
(6)	These warrants were exercisable at any time from the Stockholder Approval Date and expire on the earlier of (i) the five-year anniversary of the Stockholder Approval Date and (ii) the six months anniversary following the date on which the Company publicly announces receiving positive Phase 1, Part 3 data for DA-1726.

	Shares of Common Stock Issuable
	for Outstanding Warrants
	As of December 31,		Exercise
Warrant Issuance	2024	2023	Price	Expiration Date
July 2018(1)	—	—	$493,020.00	July 2028
April 2020(1)	13	13	$33,000.00	April 2025
January 2021(1)	942	942	$15,919.20	July 2026
October 2021(1)	1,395	1,395	$9,900.00	April 2025
November 2022 Series B(2)	16,176	16,176	$0.00	December 2027
June 2024 Placement Agent(3)	11,564	—	$54.0375	July 2026
June 2024 Pre-Funded(4)	130,000	—	$0.00	no expiration date
June 2024 Series A(5)	462,640	—	$43.23	September 2025 (latest date)
June 2024 Series B(6)	693,962	—	$43.23	September 2029 (latest date)
Total	1,316,692	18,526
(1)	The number of outstanding and exercisable warrants is equal to the number of shares of common stock issuable for outstanding warrants.
(2)	These warrants have a cashless exercise provision whereby one warrant can be exercised for one share of common stock for no additional consideration, which renders the warrant exercise price to be zero.
(3)	These warrants are exercisable at any time from the Stockholder Approval Date and expire two years after a resale registration statement covering the shares of common stock issuable upon the exercise of the warrants hereunder becomes effective with the SEC. In July 2024, a resale registration statement was filed with the SEC and became effective.
(4)	These warrants are exercisable immediately upon their issuance in June 2024 and are considered to be perpetual warrants without any expiration date. Additionally, in the third quarter of 2024, 31,924 Pre-Funded Warrants were exercised for an equivalent number of shares of our common stock.
(5)	These warrants are exercisable at any time from the Stockholder Approval Date and expire earlier of (i) the twelve months anniversary of the Stockholder Approval Date, and (ii) the 60th day following the date on which the Company publicly announces the receiving of positive Phase 1 MAD data readout for DA-1726.
(6)	These warrants are exercisable at any time from the Stockholder Approval Date and expire on the earlier of (i) the five-year anniversary of the Stockholder Approval Date and (ii) the six months anniversary following the date on which the Company publicly announce the receiving of positive Phase 1, Part 3 data readout for DA-1726.

Schedule of stock-based compensation expense

Stock-based compensation expense was included in general and administrative operating expense and research and development operating expense as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
General and administrative	$72	$103	$247	$273
Research and development	25	36	93	105
Total stock-based compensation	$97	$139	$340	$378

Stock-based compensation expense was included in general and administrative and research and development as follows (in thousands):

	Year Ended
	December 31,
	2024	2023
General and administrative	$366	$178
Research and development	172	44
Total stock-based compensation	$538	$222

Schedule of outstanding awards issued pursuant to our stock-based award plans and inducement plan

			Remaining shares of
	Stock		common stock available
Plan Name	Options	RSUs	for future issuance
2019 Equity Incentive Plan	136	—	—
2021 Inducement Plan	—	—	378
2022 Plan	284	29,514	167,471
Total	420	29,514	167,849

			Remaining shares of
	Stock		common stock available
Plan Name	Options	RSUs	for future issuance
2019 Plan	136	—	—
2022 Plan	284	15,912	32,464
2021 Inducement Plan	—	—	378
Total	420	15,912	32,842

Schedule of restricted stock units ("RSUs") and related transactions

The following table summarizes the status of our outstanding restricted stock units (“RSUs”) and related transactions for the period presented as well as our vested and deferred release RSUs as of the beginning of the 2025 and September 30, 2025 (in thousands, except share and per share amounts):

	Outstanding			Vested and Deferred Release
	Shares of	Average		Shares of	Average
	Common Stock	Grant Date	Aggregate	Common Stock	Grant Date	Aggregate
	Issuable	Fair Value	Fair	Issuable	Fair Value	Intrinsic
	for RSUs	Price	Value	for RSUs	Price	Value
As of January 1, 2025	15,912	$51.46	$355	1,184	$46.90	$26
Granted	22,218	7.05
Forfeited	(2,142)	30.04
Vested and released	(6,474)	53.86	68
As of September 30, 2025	29,514	$19.06	$305	3,082	$43.85	$32

The following table summarizes the status of our RSUs and related transactions for the period presented (in thousands, except share and per share amounts):

	Outstanding			Vested and Deferred Release
	Shares of	Average		Shares of	Average
	Common Stock	Grant Date	Aggregate	Common Stock	Grant Date	Aggregate
	Issuable	Fair Value	Fair	Issuable	Fair Value	Intrinsic
	for RSUs	Price	Value	for RSUs	Price	Value
As of January 1, 2023	—	$—	$—	—	$—	$—
Granted	15,760	48.95
Forfeited/cancelled	(639)	44.44
Vested and released	2,272	43.90	100
Vested and deferred release				497	44.19
As of December 31, 2023	12,849	50.07	523	497	44.19	20
Granted	10,918	50.18
Vested and released	(7,855)	47.41	284
Vested and deferred release				687	48.86
As of December 31, 2024	15,912	$51.46	$355	1,184	$46.90	$26

Schedule of the status of outstanding and exercisable options and related transactions

The following table summarizes the status of our outstanding and exercisable options and related transactions for the period presented (in thousands, except share and per share amounts):

	Outstanding			Exercisable
	Shares of		Weighted	Shares of		Weighted
	Common	Weighted	Average	Common	Weighted	Average
	Stock	Average	Remaining	Stock	Average	Remaining
	Issuable	Exercise	Contractual	Issuable	Exercise	Contractual
	for Options	Price	Term (years)	for Options	Price	Term (years)
As of January 1, 2025	420	$4,240.22	7.5	420	$4,240.22	7.5
As of September 30, 2025	420	$4,240.22	6.8	420	$4,240.22	6.8

The following table summarizes the status of our outstanding and exercisable options and related transactions for the period presented (in thousands, except share and per share amounts):

	Outstanding			Exercisable
	Shares of		Weighted	Shares of		Weighted
	Common	Weighted	Average	Common	Weighted	Average
	Stock	Average	Remaining	Stock	Average	Remaining
	Issuable	Exercise	Contractual	Issuable	Exercise	Contractual
	for Options	Price	Term (years)	for Options	Price	Term (years)
As of January 1, 2023	405	$8,700.61	8.5	200	$12,834.89	8.1
Granted	284	58.96
Forfeited and cancelled	(269)	6,541.26
As of December 31, 2023	420	4,240.22	8.6	408	4,149.85	8.6
As of December 31, 2024	420	$4,240.22	7.5	420	$4,240.22	7.5